Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Transactions and Balances with Related Parties

Note 17 – Transactions and Balances with Related Parties

A.	Transactions with related parties

	Year ended December 31
	2013	2014	2015
Revenues from sales and services (C)	1,156	1,158	-

Operation costs	312	64	12

Management and consulting fees to shareholders (D)	398	660	530

Purchases of fixed asset	1	-	-

B.	Balances with related parties

	December 31 2013	December 31 2014	December 31 2015
Trade receivables	216	117	-

Other payables	(154)	(148)	(100)

C.	Revenues from related parties

The Company is engaged with customers, which are related parties of one of its shareholders.

Transactions between group entities were conducted on arm’s length terms based on market prices and conditions.

D.	Management fees and consulting to shareholders

In October 2006, the Company entered into an agreement with Del-Ta Engineering Ltd. (shareholder, hereinafter- "Del- Ta") and Kardan Communications Ltd. (shareholder, hereinafter- "Kardan") that sets forth the management and consulting services that Del-Ta and Kardan are obligated to provide and the annual management fee payable thereunder as follows: (i) $117 to Del-Ta and (ii) $33 to Kardan. This agreement provided initially for a one year term and renews automatically for one year periods unless terminated by the Company or, jointly, by Del-Ta and Kardan. Each of Del-Ta and Kardan agreed not to terminate or amend the agreement without the consent of the other service provider. Del-Ta Engineering and Kardan also agreed that for so long as each has a representative serving on the Company's board of directors, neither party will vote any shareholder vote in favor of terminating or not renewing the agreement. On June 28, 2011, the Company's Shareholders approved an amendment to the term of the Management Services Agreement with Del-Ta Engineering Ltd. and Kardan Communications Ltd., extending the term of the Management Services Agreement for a period ending on June 28, 2014. The payments pursuant to this agreement aggregated $398 2013 and $150 in 2014.